ORDINARY SHARES (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2020 shares
REFERRED SHARES
Authorized capital | $		$ 10
Ordinary shares, shares authorized		500,000,000				500,000,000
Ordinary shares, par value | $ / shares		$ 0.00002				$ 0.00002
Ordinary shares, shares issued		209,920,447				204,135,029	190,380,309
Ordinary shares, shares outstanding		208,560,447					187,434,469
Treasury stock at cost, shares		1,360,000				2,945,840	2,945,840
Amount of conversion of convertible securities	¥ 247,290	$ 14,100		¥ 340,330	$ 16,000
Ordinary shares issued upon a conversion of convertible securities (in shares)	2,938,412	2,938,412		3,281,244	3,281,244
Treasury stock, value, acquired, cost method | ¥			¥ 43,000	¥ 43,000
Vesting of restricted share units (in shares)	5,792,846	5,792,846
American Depositary Shares
REFERRED SHARES
Treasury stock, shares, acquired	340,000	340,000	736,460	736,460	736,460
Treasury stock, value, acquired, cost method	¥ 79,000	$ 11,000
Other Common Stock
REFERRED SHARES
Treasury stock, shares, acquired	1,360,000	1,360,000	2,945,840	2,945,840	2,945,840